LONG-TERM NOTES AND LOANS PAYABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Long-Term Notes and Loans Payable, Net
The following table represents the Company’s Long-term notes and loans payable, net balances as of December 31, 2025 and December 31, 2024:

($ in thousands)	December 31, 2025	December 31, 2024
Senior Secured Term Loan	$325,000	$—
Senior Loan	—	360,000
Mortgage Loans	20,161	19,787
Short-term borrowings and interest payable, net	7,484	9,325
Financing liability	91,009	93,689
Unsecured Promissory Note	1,250	—
Total borrowings and interest payable	$444,904	$482,801
Less: Unamortized discount and debt issuance costs	(17,025)	(10,117)
Less: Short-term borrowings and interest payable, net	(7,484)	(9,325)
Less: Current portion of financing liability	(3,300)	(2,609)
Total Long-term notes and loans payable, net	$417,095	$460,750

Schedule of Maturities of Long-Term Debt
As of December 31, 2025, maturities of long-term financing liabilities were as follows:

($ in thousands)	Long-term financing liabilities
2026	$14,223
2027	14,580
2028	14,946
2029	15,321
2030	15,421
Thereafter	66,176
Total financing payments	$140,667
Less: interest	(49,645)
Less: tenant improvement allowance	(58)
Present value of financing liabilities	$90,964
Less: short-term financing liabilities	(3,300)
Present value of long-term financing liabilities	$87,664